INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Biological assets
Biological assets at beginning of the year	$ 2,378,380	$ 294,134
Initial recognition and changes in the fair value of biological assets at the point of harvest	441,141	1,764,863	$ (45,746)
Costs incurred during the year	5,118,580	4,435,338
Decrease due to harvest/disposals	(7,343,558)	(4,115,955)
Biological assets at year ended June 30	594,543	2,378,380	294,134
Soybean
Biological assets
Biological assets at beginning of the year	1,276,694	0
Initial recognition and changes in the fair value of biological assets at the point of harvest	326,896	593,001
Costs incurred during the year	2,756,925	1,959,381
Decrease due to harvest/disposals	(4,360,515)	(1,275,688)
Biological assets at year ended June 30		1,276,694	0
Corn
Biological assets
Biological assets at beginning of the year	1,101,686	0
Initial recognition and changes in the fair value of biological assets at the point of harvest	3,001	435,725
Costs incurred during the year	1,941,574	1,814,249
Decrease due to harvest/disposals	(2,451,718)	(1,148,288)
Biological assets at year ended June 30	594,543	1,101,686	0
Wheat
Biological assets
Biological assets at beginning of the year	0	220,682
Initial recognition and changes in the fair value of biological assets at the point of harvest	(95,296)	579,313
Costs incurred during the year	128,269	444,303
Decrease due to harvest/disposals	(32,973)	(1,244,298)
Biological assets at year ended June 30		0	220,682
Barley
Biological assets
Biological assets at beginning of the year	0	73,452
Initial recognition and changes in the fair value of biological assets at the point of harvest	(16,257)	158,080
Costs incurred during the year	21,909	162,342
Decrease due to harvest/disposals	(5,652)	(393,874)
Biological assets at year ended June 30		0	73,452
Sunflower
Biological assets
Biological assets at beginning of the year		0
Initial recognition and changes in the fair value of biological assets at the point of harvest	222,797	(1,256)
Costs incurred during the year	269,903	55,063
Decrease due to harvest/disposals	$ (492,700)	$ (53,807)
Biological assets at year ended June 30			$ 0